Shareholder Report, Holdings (Details) - C000229340	Nov. 30, 2025
FR_14689AAB2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_912797SZ1_3.761000_2026-03-17
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_ACI34LHD2_0.010000_2026-02-02
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_802923AB8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_05634EZJ4_0.000000_2025-12-18
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_404119BU2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_03067FAD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	48.50%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.50%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.20%